S000001270 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI World ex USA Index (reflects no deduction or fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	31.85%	9.46%	8.55%
INTERNATIONAL EQUITY FUND
Prospectus [Line Items]
Average Annual Return, Percent	37.45%	11.73%	8.38%
INTERNATIONAL EQUITY FUND | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	37.46%	10.88%	7.66%
INTERNATIONAL EQUITY FUND | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	22.61%	9.18%	6.69%